Transition to new accounting standards - IFRS 16: Impact of transition (Details) - GBP (£) £ in Millions	Mar. 31, 2021		Mar. 31, 2020		Apr. 01, 2019	Mar. 31, 2019		Apr. 01, 2018	Mar. 31, 2018
Property, plant and equipment – Right-of-use assets
Land and buildings					£ 2,941	£ 2,560
Plant and machinery					36,978	36,911
Assets in the course of construction					5,049	5,049
Motor vehicles and office equipment					359	339
Total property, plant and equipment	£ 47,043	[1]	£ 49,762	[1]	45,327	44,859	[1]	£ 40,730	£ 40,730
Borrowings – Lease liabilities
Current	(99)		(112)		(113)	(65)
Non-current	(586)		(623)		(631)	(205)
Total lease liabilities	(685)		(735)		(744)	(270)
Other liabilities
Trade and other payables	(3,517)		(3,602)		(3,766)	(3,769)		(3,394)	(3,453)
Other non-current liabilities	(843)		(891)		(805)	(808)		(750)	(1,317)
Net assets	19,860		19,793		19,568	19,568		18,837	19,033
Equity
Total equity	£ 19,860		£ 19,793		19,568	£ 19,568		£ 18,837	£ 19,033
IFRS 16
Borrowings – Lease liabilities
Total lease liabilities					(474)
IFRS 16 | Scenario, Adjustment
Property, plant and equipment – Right-of-use assets
Land and buildings					381
Plant and machinery					67
Assets in the course of construction					0
Motor vehicles and office equipment					20
Total property, plant and equipment					468
Borrowings – Lease liabilities
Current					(48)
Non-current					(426)
Total lease liabilities					(474)
Other liabilities
Trade and other payables					3
Other non-current liabilities					3
Net assets					0
Equity
Total equity					£ 0

[1]	Comparative amounts have been revised as described in note 1F.